American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
December 31, 2025

Mid Cap Value Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Aerospace and Defense — 1.9%
Hexcel Corp.	339,541	25,092,080
L3Harris Technologies, Inc.	307,532	90,282,169
		115,374,249
Automobile Components — 1.5%
BorgWarner, Inc.	643,444	28,993,586
Cie Generale des Etablissements Michelin SCA	933,529	30,942,921
Gentex Corp.	1,435,688	33,408,460
		93,344,967
Banks — 7.2%
Commerce Bancshares, Inc.	2,062,561	107,954,453
First Hawaiian, Inc.	1,878,366	47,522,660
Prosperity Bancshares, Inc.	1,188,144	82,112,632
Truist Financial Corp.	1,609,458	79,201,428
U.S. Bancorp	1,821,386	97,189,157
Westamerica Bancorporation	609,643	29,159,225
		443,139,555
Beverages — 1.5%
Heineken NV	511,032	42,163,673
Pernod Ricard SA	585,043	50,095,061
		92,258,734
Building Products — 1.3%
A.O. Smith Corp.	665,782	44,527,500
Masco Corp.	527,399	33,468,741
		77,996,241
Capital Markets — 2.8%
Bank of New York Mellon Corp.	202,829	23,546,418
Northern Trust Corp.	644,776	88,069,954
Raymond James Financial, Inc.	74,712	11,998,000
T. Rowe Price Group, Inc.	443,886	45,445,049
		169,059,421
Chemicals — 1.4%
Axalta Coating Systems Ltd.(1)	1,128,657	36,466,908
PPG Industries, Inc.	459,838	47,115,001
		83,581,909
Commercial Services and Supplies — 0.4%
ABM Industries, Inc.	654,322	27,677,821
Communications Equipment — 0.8%
F5, Inc.(1)	188,065	48,005,472
Construction Materials — 0.9%
Amrize Ltd.(1)	606,325	32,790,056
Eagle Materials, Inc.	103,350	21,360,378
		54,150,434
Consumer Staples Distribution & Retail — 2.1%
Koninklijke Ahold Delhaize NV	1,888,612	77,446,094
Sysco Corp.	669,416	49,329,265
		126,775,359
Containers and Packaging — 2.4%
Graphic Packaging Holding Co.	3,621,367	54,537,787

Packaging Corp. of America	448,087	92,408,982
		146,946,769
Electric Utilities — 5.3%
Duke Energy Corp.	380,467	44,594,537
Evergy, Inc.	1,299,385	94,192,419
Eversource Energy	866,123	58,316,061
PPL Corp.	930,795	32,596,441
Xcel Energy, Inc.	1,245,014	91,956,734
		321,656,192
Electrical Equipment — 0.8%
Emerson Electric Co.	114,348	15,176,266
Sensata Technologies Holding PLC	933,861	31,088,233
		46,264,499
Electronic Equipment, Instruments and Components — 1.6%
CDW Corp.	295,992	40,314,110
Ralliant Corp.	749,072	38,135,256
TE Connectivity PLC	85,180	19,379,302
		97,828,668
Energy Equipment and Services — 1.7%
Baker Hughes Co.	2,312,006	105,288,753
Food Products — 1.6%
Conagra Brands, Inc.	2,352,340	40,719,005
General Mills, Inc.	327,555	15,231,307
Magnum Ice Cream Co. NV(1)	976,700	15,628,688
Mondelez International, Inc., Class A	512,900	27,609,407
		99,188,407
Gas Utilities — 2.1%
ONE Gas, Inc.	1,031,876	79,712,421
Spire, Inc.	622,428	51,474,796
		131,187,217
Ground Transportation — 2.4%
CSX Corp.	2,448,076	88,742,755
Norfolk Southern Corp.	212,125	61,244,730
		149,987,485
Health Care Equipment and Supplies — 7.6%
Becton Dickinson & Co.	496,786	96,411,259
Envista Holdings Corp.(1)	2,108,925	45,784,762
GE HealthCare Technologies, Inc.	1,031,011	84,563,522
Hologic, Inc.(1)	488,913	36,419,129
Medtronic PLC	493,305	47,386,878
Zimmer Biomet Holdings, Inc.	1,711,739	153,919,571
		464,485,121
Health Care Providers and Services — 5.4%
Cencora, Inc.	66,705	22,529,614
Henry Schein, Inc.(1)	1,562,512	118,094,657
Labcorp Holdings, Inc.	383,642	96,248,105
Quest Diagnostics, Inc.	288,458	50,056,116
Universal Health Services, Inc., Class B	212,897	46,415,804
		333,344,296
Health Care REITs — 2.0%
CareTrust REIT, Inc.	502,641	18,175,499
Healthpeak Properties, Inc.	3,551,738	57,111,947
Ventas, Inc.	594,629	46,012,392
		121,299,838

Hotels, Restaurants and Leisure — 0.6%
Sodexo SA(2)	675,548	34,612,387
Household Durables — 1.7%
Mohawk Industries, Inc.(1)	472,603	51,655,508
PulteGroup, Inc.	444,642	52,138,721
		103,794,229
Household Products — 2.9%
Henkel AG & Co. KGaA, Preference Shares	663,495	54,131,104
Kimberly-Clark Corp.	917,812	92,598,053
Reckitt Benckiser Group PLC	410,649	33,229,454
		179,958,611
Insurance — 4.8%
Allstate Corp.	163,740	34,082,481
Hanover Insurance Group, Inc.	135,871	24,833,143
Marsh & McLennan Cos., Inc.	213,336	39,578,095
Reinsurance Group of America, Inc.	481,241	97,913,294
Willis Towers Watson PLC	305,464	100,375,470
		296,782,483
IT Services — 2.1%
Amdocs Ltd.	880,520	70,890,665
Cognizant Technology Solutions Corp., Class A	728,881	60,497,123
		131,387,788
Life Sciences Tools and Services — 1.5%
ICON PLC(1)	314,371	57,284,684
IQVIA Holdings, Inc.(1)	152,147	34,295,455
		91,580,139
Machinery — 5.7%
Cummins, Inc.	142,949	72,968,317
Dover Corp.	94,989	18,545,652
Fortive Corp.	571,156	31,533,523
IDEX Corp.	154,744	27,535,147
Oshkosh Corp.	416,516	52,326,905
PACCAR, Inc.	443,897	48,611,161
Timken Co.	652,961	54,933,609
Toro Co.	555,578	43,735,100
		350,189,414
Media — 1.3%
Omnicom Group, Inc.	589,635	47,613,026
Publicis Groupe SA	288,048	29,913,104
		77,526,130
Metals and Mining — 1.0%
Reliance, Inc.	208,254	60,158,333
Multi-Utilities — 1.2%
Northwestern Energy Group, Inc.	1,164,985	75,188,132
Oil, Gas and Consumable Fuels — 4.8%
ConocoPhillips	525,889	49,228,469
Coterra Energy, Inc.	1,973,870	51,952,258
Diamondback Energy, Inc.	409,341	61,536,233
Enterprise Products Partners LP	2,893,408	92,762,661
ONEOK, Inc.	480,154	35,291,319
		290,770,940
Passenger Airlines — 1.0%
Southwest Airlines Co.	1,419,816	58,680,995
Personal Care Products — 2.3%
Estee Lauder Cos., Inc., Class A	401,869	42,083,722

Kenvue, Inc.	5,580,666	96,266,488
		138,350,210
Residential REITs — 1.7%
Equity Residential	1,338,371	84,370,908
Essex Property Trust, Inc.	74,504	19,496,206
		103,867,114
Retail REITs — 2.2%
Agree Realty Corp.	309,156	22,268,507
Realty Income Corp.	1,672,223	94,263,210
Regency Centers Corp.	309,551	21,368,306
		137,900,023
Semiconductors and Semiconductor Equipment — 1.8%
Infineon Technologies AG	651,639	28,431,621
NXP Semiconductors NV	122,229	26,531,027
Teradyne, Inc.	275,936	53,410,172
		108,372,820
Specialized REITs — 2.6%
American Tower Corp.	367,231	64,474,747
Public Storage	233,963	60,713,398
VICI Properties, Inc.	1,184,905	33,319,529
		158,507,674
Technology Hardware, Storage and Peripherals — 1.0%
HP, Inc.	2,674,558	59,589,152
Trading Companies and Distributors — 3.4%
Ashtead Group PLC	487,930	33,266,687
Bunzl PLC	3,391,140	94,694,152
MSC Industrial Direct Co., Inc., Class A	935,073	78,639,639
		206,600,478
TOTAL COMMON STOCKS (Cost $5,385,156,698)		6,012,658,459
SHORT-TERM INVESTMENTS — 1.8%
Discount Notes — 0.0%
Federal Home Loan Bank Discount Notes, 3.58%, 1/2/26	680,000	679,868
Money Market Funds — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,597,407	5,597,407
Repurchase Agreements — 1.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 10/15/27, valued at $102,409,049), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $100,422,307)		100,401,000
TOTAL SHORT-TERM INVESTMENTS (Cost $106,678,341)		106,678,275
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $5,491,835,039)		6,119,336,734
OTHER ASSETS AND LIABILITIES — (0.1)%		(5,070,186)
TOTAL NET ASSETS — 100.0%		$6,114,266,548

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,098,553	EUR	6,851,857	Citibank NA	3/27/26	$15,809
USD	70,073,725	EUR	59,330,211	Citibank NA	3/27/26	85,273
USD	14,901,229	EUR	12,616,132	Goldman Sachs & Co. LLC	3/27/26	18,700
USD	70,104,874	EUR	59,330,211	Goldman Sachs & Co. LLC	3/27/26	116,421
USD	70,022,814	EUR	59,330,211	Morgan Stanley & Co. LLC	3/27/26	34,362
USD	7,523,181	EUR	6,389,493	Morgan Stanley & Co. LLC	3/27/26	(14,138)
USD	70,099,534	EUR	59,330,211	UBS AG	3/27/26	111,081
GBP	5,074,328	USD	6,843,249	Bank of America NA	3/27/26	(4,794)
GBP	2,941,324	USD	3,953,951	Bank of America NA	3/27/26	9,945
GBP	8,807,737	USD	11,779,507	JPMorgan Chase Bank NA	3/27/26	90,304
GBP	3,775,857	USD	5,083,072	JPMorgan Chase Bank NA	3/27/26	5,489
USD	54,922,134	GBP	41,032,047	Citibank NA	3/27/26	(374,999)
USD	54,900,469	GBP	41,032,047	Goldman Sachs & Co. LLC	3/27/26	(396,664)
USD	54,908,162	GBP	41,032,047	JPMorgan Chase Bank NA	3/27/26	(388,970)
						$(692,181)

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,978,499. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,337,160, which includes securities collateral of $1,739,753.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$62,402,046	$30,942,921	—
Beverages	—	92,258,734	—
Consumer Staples Distribution & Retail	49,329,265	77,446,094	—
Food Products	83,559,719	15,628,688	—
Hotels, Restaurants and Leisure	—	34,612,387	—
Household Products	92,598,053	87,360,558	—
Media	47,613,026	29,913,104	—
Semiconductors and Semiconductor Equipment	79,941,199	28,431,621	—
Trading Companies and Distributors	78,639,639	127,960,839	—
Other Industries	4,994,020,566	—	—
Short-Term Investments	5,597,407	101,080,868	—
	$5,493,700,920	$625,635,814	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$487,384	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,179,565	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.